CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2014	2015
Cash and savings accounts	$38,529	$71,426
Time deposits	21,102	1,006

Total cash and cash equivalents	59,631	72,432
Less: Cash restricted as collateral and performance bond	(8,991)	(1,000)

Cash and cash equivalents reported on the consolidated statements of cash flows	$50,640	$71,432

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2014	2015
Taiwan	$49,829	$69,879
Hong Kong	2,178	1,120
China	6,055	16
Singapore	1,418	1,417
Others	151	—

	$59,631	$72,432